SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SHORT-TERM LOANS
Short term loans	¥ 1,202,891	$ 172,011	¥ 1,369,939
Bank deposit pledged for loan	339,000		475,208
Line of credit facility, remaining borrowing capacity	500,410
Asset Pledged as Collateral
SHORT-TERM LOANS
Short term bank loans, pledged with deposit	374,000		510,208
Short-term bank borrowings, two
SHORT-TERM LOANS
Short term loans	¥ 1,202,891		¥ 1,369,939
Weighted average interest rate (as a percent)	2.12%	2.12%	2.21%